Exhibit 99.1

                                     KPMG LLP

                                     1676 International Drive

                                     McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance Corp. (the “Company”)

Citigroup Global Markets Inc.

Wells Fargo Securities, LLC

(together with the Company, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2016-3, Automobile Receivables Backed Notes

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the pool of automobile loan contracts which we were informed are intended to be included as collateral in the offering of Exeter Automobile Receivables Trust 2016-3, Automobile Receivables Backed Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts and percentages were within $1 and 0.1%, respectively.

•	The term “Loans” means automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles.

•	The term “Data File” means the electronic data file provided to us by the Company on August 18, 2016 containing 22,569 Loans with an aggregate principal balance of $384,034,898.43 entitled “StatCut8152016_Citi.xlsx.”

•	The term “Source Documents” means some or all of the following information sources: Sales Contract, Shaw Loan Operating System, Global Search imaging system, Customer Acquisition and Life Cycle Management System (“CALMS”), and APLNContract within the data warehouse (“APLNContract”). The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

•	The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Notice of Lien Application provided to us by the Company.

                                     KPMG LLP is a Delaware limited liability partnership,

                                     the U.S. member firm of KPMG International Cooperative

                                     (“KPMG International”), a Swiss entity.

Exeter Automobile Receivables Trust 2016-3, Automobile Receivables Backed Notes

September 7, 2016

•	The term “Application for Financing” means the Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided to us by the Company.

•	The term “Company Provided Information” means the Source Documents, Title Certificate, and

“Application for Financing.”

The Company is responsible for the information contained in the Data File.

A.	We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.	At the request of the Specified Parties, for each Selected Loan we compared the attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents. Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract
Vehicle Identification Number (VIN)	Shaw Loan Operating System
Origination Date	Sales Contract
Origination Date	Shaw Loan Operating System
Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract
Original Amount Financed	Shaw Loan Operating System
Original Term to Maturity	Sales Contract
Original Term to Maturity	Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	CALMS, Sales Contract
Vehicle Model Year	CALMS, Sales Contract
Vehicle Make	CALMS, Sales Contract
Vehicle Model	CALMS, Sales Contract
Borrower State (current)	Sales Contract, Shaw Loan Operating System
FICO Score	CALMS, Shaw Loan Operating System, APLNContract
Custom Score	CALMS, Shaw Loan Operating System, APLNContract

Exeter Automobile Receivables Trust 2016-3, Automobile Receivables Backed Notes

September 7, 2016

We found the information listed in the Data File regarding the Selected Loans to be in agreement with the corresponding information in the respective Source Documents noted above.

C.	We compared the VIN on the Title Certificate to the VIN listed in the Data File and found them to be in agreement. We make no representation as to the validity of the Title Certificate.

D.	We read the Sales Contract and found that both the borrower state address and dealer state address were located within the United States.

E.	We were provided access to the Company’s CALMS system or Global Search system and found that the Underwriting Overview screen capture for each loan had an employee credit approval notation. We make no representation as to the validity of such approval.

F.	We were provided access to the Company’s Global Search system and observed (i) an electronic copy of the Title Certificate indicating the Company was listed on the Title Certificate as holding a security interest in the vehicle, and (ii) an electronic copy of a Credit Application or an Application for Financing. We make no representation as to the enforceability of such security interest or the validity of such application.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information indicated in the Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Company Provided Information, (iv) the adequacy of the disclosures in the Data File or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

Exeter Automobile Receivables Trust 2016-3, Automobile Receivables Backed Notes

September 7, 2016

This report is intended solely for the information and use of Exeter Finance Corp., Citigroup Global Markets Inc., and Wells Fargo Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

September 7, 2016

Exhibit A

Selected Loan Number	Account Number	Selected Loan Number	Account Number	Selected Loan Number	Account Number
1	2256172	51	56775651	101	57406133
2	2287323	52	56776164	102	57406506
3	2342786	53	56787731	103	57411765
4	2412375	54	56801946	104	57413295
5	2479131	55	56817202	105	57419172
6	2505871	56	56850742	106	57435794
7	3603078	57	56857258	107	57451114
8	51659933	58	56866099	108	57469718
9	52920129	59	56883287	109	57500361
10	53629165	60	56887471	110	57527828
11	53672350	61	56890318	111	57546353
12	53895043	62	56895638	112	57564582
13	53956339	63	56905259	113	57584703
14	54535295	64	56912004	114	57590639
15	54599236	65	56956101	115	57606963
16	54705991	66	56960619	116	57611922
17	54777681	67	56967877	117	57614317
18	54845390	68	56972938	118	57619870
19	54926210	69	57040953	119	57637331
20	54934187	70	57064076	120	57640042
21	55116231	71	57074827	121	57644086
22	55213477	72	57104850	122	57673344
23	55218355	73	57107134	123	57673529
24	55241546	74	57114908	124	57698891
25	55511518	75	57139582	125	57706752
26	55586377	76	57141850	126	57727189
27	55588430	77	57146274	127	57729925
28	55599950	78	57148449	128	57738716
29	55864331	79	57152821	129	57741099
30	55976468	80	57164578	130	57757155
31	55980658	81	57172195	131	57844256
32	56007332	82	57178732	132	57850840
33	56033853	83	57196660	133	57861171
34	56048391	84	57254117	134	57882075
35	56057638	85	57254904	135	57885019
36	56293720	86	57260497	136	57951898
37	56349016	87	57269271	137	57968251
38	56409308	88	57271641	138	57973641
39	56418424	89	57274113	139	55253478
40	56473828	90	57281932	140	55665644
41	56488755	91	57284183	141	55697972
42	56519015	92	57289743	142	56044871
43	56622715	93	57303474	143	56073354
44	56627250	94	57326126	144	56074478
45	56721167	95	57351150	145	56176484
46	56728739	96	57357687	146	56412147
47	56741791	97	57358935	147	56486197
48	56747730	98	57373434	148	56720357
49	56748446	99	57384733	149	56733584
50	56762348	100	57395242	150	56736296